COMMON STOCK AND STOCK INCENTIVE PLANS (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of stock options activity
	Number of shares outstanding	Weighted average exercise price
	(in thousands)

Options Outstanding, January 1, 2013	930	$20.04
Options Granted	—	—
Options Exercised	—	—
Options Forfeited or Expired	(354)	18.05
Options Outstanding, December 31, 2013	576	$21.25
Options Granted	127	2.83
Options Exercised	—	—
Options Forfeited or Expired	(145)	62.79
Options Outstanding, December 31, 2014	558	$6.33
Options Granted	—	—
Options Exercised	(12)	3.48
Options Forfeited or Expired	(131)	7.30
Options Outstanding, December 31, 2015	415	$6.11

Summary of unvested restricted awards
	Shares	Weighted average grant date fair value
	(in thousands)
Total nonvested at January 1, 2013	1,702	$3.43
Reverse split adjustment	25	$—
Granted	679	$2.76
Vested	(520)	$3.72
Forfeited	(173)	$3.82
Total nonvested at December 31, 2013	1,713	$3.08
Granted	808	$2.76
Vested	(603)	$3.15
Forfeited	(437)	$3.02
Total nonvested at December 31, 2014	1,481	$2.90
Granted	422	$2.47
Vested	(427)	$3.07
Forfeited	(420)	$2.76
Total nonvested at December 31, 2015	1,056	$2.72

Summary of significant ranges of outstanding and exercisable stock options
Range of Exercise Price		Numbers Outstanding as of Dec. 31, 2015	Weighted Average Remaining Contractual Term	Weighted Average Exercise Price	Numbers Exercisable as of Dec. 31, 2015	Weighted Average Exercise Price
$2.70	$2.70	26,666	8.91	$2.70	6,667	$2.70
$2.87	$2.87	100,000	8.64	$2.87	25,000	$2.87
$2.97	$2.97	26,666	3.83	$2.97	19,999	$2.97
$3.21	$3.21	166,666	1.03	$3.21	124,999	$3.21
$4.17	$4.17	2,721	2.67	$4.17	2,721	$4.17
$6.51	$6.51	15,361	1.75	$6.51	15,361	$6.51
$18.75	$18.75	76,620	0.16	$18.75	76,620	$18.75
$23.31	$23.31	666	0.03	$23.31	666	$23.31
Total		415,366	3.42	$6.11	272,033	$7.77

	Number of shares	Weighted average exercise price

Options exercisable at December 31, 2015	272,033	$7.77
Options vested and expected to vest at December 31, 2015	380,531	$6.40

Summary of the stock-based compensation expense recognized in the Company's Consolidated Statement of Operations
	Years ended December 31,
	2015	2014	2013
	(in thousands)
Cost of net sales	$40	$60	$7
Selling, general and administrative	1,391	2,185	1,597
Research and development	114	44	94
Total	$1,545	$2,289	$1,698